Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Summary Of Notional Amounts For Foreign Currency Contracts

Currency	December 31 2011	December 31 2010

Derivatives designated as hedging instruments
Australian Dollar	$4,078	$2,788
Canadian Dollar	14,158	7,694
Chinese Yuan	2,777	1,167
Israeli Shekel	3,773	2,105
Russian Ruble	8,433	6,206
British Pound	—	7,188
Euro	—	22,029

Total	$33,219	$49,177

Derivatives not designated as hedging instruments
Danish Krone	$891	$2,126
Norwegian Krone	1,073	2,013
Swedish Krona	446	2,058
Euro	40,397	43,600
Australian Dollar	8,138	3,846
South Korean Won	2,193	—
Brazil Real	3,826	4,705
Japanese Yen	6,439	—
British Pound	7,950	18,724

Total	$71,353	$77,072

Summary Of Fair Value Of Foreign Currency Contracts

	Derivative Assets				Derivative Liabilities
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
Derivatives designated as hedging instruments	Balance Sheet Location	Fair Value (1)	Balance Sheet Location	Fair Value (1)	Balance Sheet Location	Fair Value (1)	Balance Sheet Location	Fair Value (1)
Foreign currency contracts	Prepaid expenses and other current assets	$351	Prepaid expenses and other current assets	$1,123	Other accrued expenses	$237	Other accrued expenses	$424

	Derivative Assets				Derivative Liabilities
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
Derivatives not designated as hedging instruments	Balance Sheet Location	Fair Value (1)	Balance Sheet Location	Fair Value (1)	Balance Sheet Location	Fair Value (1)	Balance Sheet Location	Fair Value (1)
Foreign currency contracts	Prepaid expenses and other current assets	$2,512	Prepaid expenses and other current assets	$—	Other accrued expenses	$63	Other accrued expenses	$956

(1)	Please refer to Note 16 – Fair Value Measurements for additional details.

Effect Of Derivative Instruments Designated As Hedges On AOCI

	Year Ended December 31
Derivatives designated as hedging instruments	Amount of (loss) gain recognized in AOCI (effective portion)		Location of (loss) gain reclassified from accumulated AOCI into income statement (effective portion)	Amount of (loss) gain reclassified from accumulated AOCI (effective portion)
	2011	2010		2011	2010
Foreign currency contracts	$(729)	$359	Revenues	$(753)	$(973)
			Operating expenses	$668	$738

Effect Of Derivative Instruments Not Designated As Hedges On Result Of Operations

	Year Ended December 31
Derivatives not designated as hedging instruments	Location of gain (loss) recognized on derivative instruments	Amount of gain (loss) recognized on derivative instruments
		2011	2010
Foreign currency contracts	Other expense, net	$1,952	$(459)